Derivatives Derivatives narrative (Details) $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest Rate Derivative Assets, at Fair Value	$ 0.2
Derivative, Loss on Derivative	$ 0.1